Non-current provisions and other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Non-current provisions and other non-current liabilities
Schedule of development of non-current provisions

Development of non-current provisions

in € THOUS

		Foreign	Changes in
	January 1,	currency	consolidation					December 31,
	2020	translation	group	Utilized	Reversed	Additions	Reclassifications	2020

Personnel expenses	60,366	(4,569)	710	(1,747)	(3,576)	20,190	(26,630)	44,744
Interest payable related to income taxes	26,111	(197)	—	—	—	3,161	—	29,075
Other non-current provisions	22,326	(2,859)	3,199	(1,644)	(960)	854	825	21,741
Non-current provisions	108,803	(7,625)	3,909	(3,391)	(4,536)	24,205	(25,805)	95,560